Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom Income Portfolio℠
September 30, 2023
VIPIFFINC-NPRT3-1123
1.822890.118
Domestic Equity Funds - 5.8%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	14,897	663,809
VIP Equity-Income Portfolio Investor Class (a)	22,875	543,501
VIP Growth & Income Portfolio Investor Class (a)	28,839	743,178
VIP Growth Portfolio Investor Class (a)	12,945	1,093,112
VIP Mid Cap Portfolio Investor Class (a)	5,145	172,163
VIP Value Portfolio Investor Class (a)	21,320	385,034
VIP Value Strategies Portfolio Investor Class (a)	12,525	191,883
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,059,944)		3,792,680

International Equity Funds - 12.2%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	363,883	3,587,888
VIP Overseas Portfolio Investor Class (a)	189,396	4,359,904
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,194,437)		7,947,792

Bond Funds - 63.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,241,384	11,110,389
Fidelity International Bond Index Fund (a)	187,597	1,665,861
Fidelity Long-Term Treasury Bond Index Fund (a)	240,497	2,190,924
VIP High Income Portfolio Investor Class (a)	236,875	1,075,411
VIP Investment Grade Bond II Portfolio Investor Class (a)	2,711,409	24,972,075
TOTAL BOND FUNDS (Cost $45,091,372)		41,014,660

Short-Term Funds - 19.0%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 5.06% (a)(b) (Cost $12,322,897)	12,322,897	12,322,897

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $65,668,650)	65,078,029
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,757
NET ASSETS - 100.0%	65,079,786

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	12,495,310	1,016,345	2,335,152	10,113	(170,933)	104,819	11,110,389
Fidelity International Bond Index Fund	1,863,191	166,524	380,626	20,606	(24,015)	40,787	1,665,861
Fidelity Long-Term Treasury Bond Index Fund	2,658,239	674,054	959,361	52,185	(157,400)	(24,608)	2,190,924
VIP Contrafund Portfolio Investor Class	727,092	114,626	301,705	6,794	29,211	94,585	663,809
VIP Emerging Markets Portfolio Investor Class	4,343,381	1,120,329	1,993,886	6,185	1,836	116,228	3,587,888
VIP Equity-Income Portfolio Investor Class	651,519	94,391	214,900	-	20,644	(8,153)	543,501
VIP Government Money Market Portfolio Investor Class 5.06%	14,433,381	2,573,418	4,683,902	473,944	-	-	12,322,897
VIP Growth & Income Portfolio Investor Class	843,093	127,855	293,719	2,942	45,247	20,702	743,178
VIP Growth Portfolio Investor Class	1,142,071	212,143	466,808	7,409	28,496	177,210	1,093,112
VIP High Income Portfolio Investor Class	1,206,943	76,358	251,719	780	(25,969)	69,798	1,075,411
VIP Investment Grade Bond II Portfolio Investor Class	26,831,185	2,807,871	4,492,201	10,958	(103,541)	(71,239)	24,972,075
VIP Mid Cap Portfolio Investor Class	203,342	22,819	61,856	456	8,126	(268)	172,163
VIP Overseas Portfolio Investor Class	4,846,719	623,464	1,455,122	-	14,830	330,013	4,359,904
VIP Value Portfolio Investor Class	470,075	49,989	172,561	-	39,669	(2,138)	385,034
VIP Value Strategies Portfolio Investor Class	232,868	22,260	81,097	537	22,095	(4,243)	191,883
	72,948,409	9,702,446	18,144,615	592,909	(271,704)	843,493	65,078,029

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.